LONG-TERM OPERATING COMMITMENTS - Purchase of energy (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021
Purchase of energy
Total	R$ 2,587,866
2021 | CGTEE
Purchase of energy
Total	218,262
2021 | Amazonas GT
Purchase of energy
Total	833,419
2021 | CHESF
Purchase of energy
Total	268,747
2021 | ELETROSUL
Purchase of energy
Total	423,358
2021 | FURNAS
Purchase of energy
Total	844,080
2022
Purchase of energy
Total	2,527,708
2022 | CGTEE
Purchase of energy
Total	236,072
2022 | Amazonas GT
Purchase of energy
Total	833,419
2022 | CHESF
Purchase of energy
Total	214,148
2022 | ELETROSUL
Purchase of energy
Total	409,074
2022 | FURNAS
Purchase of energy
Total	834,995
2023
Purchase of energy
Total	2,403,952
2023 | CGTEE
Purchase of energy
Total	236,072
2023 | Amazonas GT
Purchase of energy
Total	833,419
2023 | CHESF
Purchase of energy
Total	214,148
2023 | ELETROSUL
Purchase of energy
Total	408,233
2023 | FURNAS
Purchase of energy
Total	712,080
2024
Purchase of energy
Total	2,154,815
2024 | Amazonas GT
Purchase of energy
Total	833,419
2024 | CHESF
Purchase of energy
Total	213,531
2024 | ELETROSUL
Purchase of energy
Total	402,625
2024 | FURNAS
Purchase of energy
Total	705,240
2025
Purchase of energy
Total	1,607,127
2025 | Amazonas GT
Purchase of energy
Total	295,287
2025 | CHESF
Purchase of energy
Total	213,531
2025 | ELETROSUL
Purchase of energy
Total	398,948
2025 | FURNAS
Purchase of energy
Total	699,361
After 2025
Purchase of energy
Total	8,299,999
After 2025 | CHESF
Purchase of energy
Total	1,966,158
After 2025 | ELETROSUL
Purchase of energy
Total	3,834,088
After 2025 | FURNAS
Purchase of energy
Total	R$ 2,499,753